Equity affiliates, other investments and related parties (Tables)	12 Months Ended
Dec. 31, 2024
Equity affiliates, other investments and related parties
Schedule of equity affiliates in facing financials

Equity value
As of December 31,
(M$)	2024	2023	2022
Total Associates	10,387	9,484	9,533
Total Joint ventures	17,485	16,411	14,623
TOTAL	27,872	25,895	24,156
Loans	6,533	4,562	3,733
TOTAL	34,405	30,457	27,889

Profit/(loss)
(M$)	2024	2023	2022
Total Associates	1,213	1,132	(4,567)
Total Joint ventures	362	713	2,675
TOTAL	1,575	1,845	(1,892)

Other comprehensive income
(M$)	2024	2023	2022
Total Associates	112	(57)	3,368
Total Joint ventures	(358)	(151)	129
TOTAL	(246)	(208)	3,497

Schedule of information related to associates

	Liquefaction entities			Novatek(a)
Exploration & Production activities (M$)	2024	2023	2022	2022
Non-current assets	31,698	43,875	41,995	–
Current assets	7,531	5,850	8,333	–
TOTAL ASSETS	39,229	49,725	50,328	–
Shareholder’s equity	23,078	35,755	19,565	–
Non-current liabilities	10,024	8,692	23,019	–
Current liabilities	6,127	5,278	7,744	–
TOTAL LIABILITIES	39,229	49,725	50,328	–
Revenues from sales	23,407	26,288	35,888	–
Net income	6,732	6,896	10,257	–
Other comprehensive income	–	–	–	–
% owned				19.40%
Equity value	4,017	4,070	3,312	–
Including goodwill and identifiable assets	35	38	40	–
Profit/(loss)	762	825	(338)	(5,747)
Share of other comprehensive income, net amount	34	(22)	(70)	3,118
Dividends paid to TotalEnergies	820	1,052	1,224	883
(a)	Information includes the best Company’s estimates of results at the date of TotalEnergies’ financial statements.

Renewables and Electricity activities	Adani Green Energy Limited
(M$)	2024	2023	2022
Non-current assets	10,936	7,887	6,961
Current assets	1,264	1,091	769
TOTAL ASSETS	12,200	8,978	7,730
Shareholder’s equity	1,137	965	807
Non-current liabilities	8,175	5,712	5,805
Current liabilities	2,888	2,301	1,118
TOTAL LIABILITIES	12,200	8,978	7,730
Revenues from sales	1,049	1,061	1,073
Net income	184	162	104
Other comprehensive income	(13)	5	(112)
% owned	19.74%	19.74%	19.74%
Equity value	1,863	1,877	1,856
including goodwill and identifiable assets	1,639	1,687	1,697
Profit/(loss)	36	32	21
Share of other comprehensive income, net amount	9	3	23
Dividends paid to TotalEnergies	–	–	–

	Saudi Aramco Total
Refining & Chemicals activities	Refining & Petrochemicals			Qatar
(M$)	2024	2023	2022	2024	2023	2022
Non-current assets	12,023	9,780	10,003	2,562	2,882	3,905
Current assets	3,446	2,584	3,615	1,971	2,000	2,491
TOTAL ASSETS	15,469	12,364	13,618	4,533	4,882	6,396
Shareholder’s equity	4,062	3,527	3,858	2,781	2,748	2,737
Non-current liabilities	6,899	5,850	6,365	654	835	2,062
Current liabilities	4,508	2,987	3,395	1,098	1,299	1,597
TOTAL LIABILITIES	15,469	12,364	13,618	4,533	4,882	6,396
Revenues from sales	14,601	12,994	20,492	9,422	9,506	13,193
Net income	66	584	2,409	338	203	629
Other comprehensive income	(32)	(59)	284	13	(7)	(5)
% owned	37.50%	37.50%	37.50%
Equity value	1,523	1,323	1,447	670	665	703
including goodwill and identifiable assets	–	–	–	–	–	–
Profit/(loss)	25	219	903	88	78	161
Share of other comprehensive income, net amount	34	(46)	147	10	(7)	10
Dividends paid to TotalEnergies	150	321	–	83	145	138

Schedule of information related to joint ventures

	Liquefaction entities					GIP III Zephyr		Hanwha TotalEnergies
	(Integrated LNG)					(Integrated		Petrochemical Co.Ltd
						Power)		(Refining & Chemicals)
(M$)	2024	2023	2022	2024		2023	2022	2024	2023	2022
Non-current assets	59,764	62,461	65,293	14,258		13,111	12,406	3,373	3,959	4,113
Current assets excluding cash and cash equivalents	5,390	2,832	2,630	366		375	370	1,530	2,089	2,326
Cash and cash equivalents	5,184	4,690	4,375	813		1,313	1,116	348	113	82
TOTAL ASSETS	70,338	69,983	72,298	15,437		14,799	13,892	5,251	6,161	6,521
Shareholder’s equity - Group share	25,231	20,438	17,455	539		604	296	2,467	2,963	3,146
Shareholder's equity - Non controlling interests	–	–	–	2,756		1,912	2,548	–	–	–
Other non-current liabilities	11,822	10,399	10,785	1,645		1,460	1,285	148	174	180
Non-current financial debts	29,565	36,144	41,452	9,538		9,598	8,808	1,017	858	1,220
Other current liabilities	1,707	3,002	2,606	380		414	496	873	1,137	1,117
Current financial debts	2,013	–	–	579		811	459	746	1,029	858
TOTAL LIABILITIES	70,338	69,983	72,298	15,437		14,799	13,892	5,251	6,161	6,521
Revenues from sales	17,212	17,605	24,701	1,609		1,452	351	8,616	8,754	10,824
Depreciation and depletion of tangible assets and mineral interests	(2,899)	(2,700)	(2,814)	(490)		(460)	(129)	(278)	(281)	(289)
Interest income	55	32	17	37		40	5	–	–	–
Interest expense	(2,901)	(3,146)	(2,453)	(357)		(315)	(95)	(80)	(67)	(47)
Income taxes	(2,656)	(1,798)	(2,804)	(15)		–	–	(8)	10	(65)
Net income	4,986	5,122	12,791	135		83	(36)	(136)	(28)	123
Non-controlling interests	–	–	–	180		(126)	219	–	–	–
Other comprehensive income	(76)	(52)	526	–		(2)	–	(361)	(105)	(189)
% owned				50.00%		50.00%	50.00%	50.00%	50.00%	50.00%
Equity value	5,996	4,941	4,315	2,241		2,283	2,356	1,234	1,482	1,573
including goodwill and identifiable assets	392	430	465	1,971	(a)	1,981	2,208	–	–	–
Profit/(loss)	1,061	1,058	2,616	58		29	(18)	(68)	(14)	62
Share of other comprehensive income, net amount	(20)	(14)	137	–		(1)	–	(176)	(69)	(59)
Dividends paid to TotalEnergies	37	418	1,166	100		100	46	–	25	162

(a)	Goodwill represents the valuation of this entity’s ability to generate future projects in the field of renewable energy and amounts to M$1,755 as of December 31, 2024.

Schedule of main aggregated financial items in equity consolidated affiliates not presented individually

	2024		2023		2022
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non-current assets	5,198	15,929	4,692	13,224	5,818	11,281
Current assets	1,349	2,524	1,214	2,988	1,582	2,742
TOTAL ASSETS	6,547	18,453	5,906	16,212	7,400	14,023
Shareholder’s equity - TotalEnergies share	1,107	6,604	814	4,625	1,354	3,894
Shareholder’s equity - Non controlling interests	–	(2)	–	75	–	140
Non-current liabilities	4,618	9,605	4,388	8,798	5,180	7,375
Current liabilities	822	2,246	704	2,714	866	2,614
TOTAL LIABILITIES	6,547	18,453	5,906	16,212	7,400	14,023

	2024		2023		2022
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,981	6,476	2,026	7,451	2,338	7,026
Net income	330	(666)	4	(279)	486	454
Non-controlling interests	–	1	–	(64)	–	–
Share of other comprehensive income items	25	(162)	14	(67)	139	52
Equity value	2,314	8,016	1,549	7,705	2,216	6,379
Profit/(Loss)	302	(689)	(22)	(359)	434	15
Dividends paid to TotalEnergies	296	106	323	120	469	63

Schedule of other investments

	As of			As of
As of December 31, 2024	January 1,	Increase -	Change in	December 31,
(M$)	2024	Decrease	fair value	2024
Next Decade Corporation	214	–	132	346
Other shares at fair value through other comprehensive income (unit value < $50M)	141	12	12	165
Equity instruments recorded at fair value through other comprehensive income	355	12	144	511
BTC Limited	5	–	–	5
OGCI Climate Investments Holdings LLP	50	7	(1)	56
Nordian CPO (renamed TotalEnergies Charging Services España SL)(a)	70	(70)	–	–
Other shares at fair value through profit or loss (unit value < $50M)	1,063	6	24	1,093
Equity instruments recorded at fair value through profit or loss	1,188	(57)	23	1,154
TOTAL EQUITY INSTRUMENTS	1,543	(45)	167	1,665

(a)	Nordian CPO has been consolidated in 2024

	As of			As of
As of December 31, 2023	January 1,	Increase -	Change in	December 31,
(M$)	2023	Decrease	fair value	2023
Next Decade Corporation	–	219	(5)	214
Other shares at fair value through other comprehensive income (unit value < $50M)	119	28	(6)	141
Equity instruments recorded at fair value through other comprehensive income	119	247	(11)	355
BTC Limited	5	–	–	5
Hubei Cathay Smart Energy Fund	54	(54)	–	–
OGCI Climate Investments Holdings LLP	34	14	2	50
Nordian CPO (renamed TotalEnergies Charging Services España SL)	–	70	–	70
Other shares at fair value through profit or loss (unit value < $50M)	839	250	(26)	1,063
Equity instruments recorded at fair value through profit or loss	932	280	(24)	1,188
Total equity instruments	1,051	527	(35)	1,543

	As of			As of
As of December 31, 2022	January 1,	Increase -	Change in	December 31,
(M$)	2022	Decrease	fair value	2022
Enphase Energy Inc.	457	(579)	122	–
Other shares at fair value through other comprehensive income (unit value < $50M)	116	13	(10)	119
Equity instruments recorded at fair value through other comprehensive income	573	(566)	112	119
BTC Limited	14	–	(9)	5
Hubei Cathay Smart Energy Fund	36	7	11	54
OGCI Climate Investments Holdings LLP	–	35	(1)	34
Other shares at fair value through profit or loss (unit value < $50M)	1,002	(89)	(74)	839
Equity instruments recorded at fair value through profit or loss	1,052	(47)	(73)	932
Total equity instruments	1,625	(613)	39	1,051

Schedule of main transactions and receivable and payable balances with related parties

As of December 31,
(M$)	2024	2023	2022
Balance sheet
Receivables
Debtors and other debtors	876	1,144	1,231
Loans (excl. loans to equity accounted for affiliates)	428	232	184
Payables
Creditors and other creditors	1,324	1,068	1,610
Debts	1	1	5

For the year ended December 31,
(M$)	2024	2023	2022
Statement of income
Sales	5,408	7,222	6,806
Purchases	(13,424)	(15,574)	(25,656)
Financial income	13	3	3
Financial expense	(6)	(5)	(9)

Schedule of affiliates direct and indirect compensation

For the year ended December 31,
(M$)	2024	2023	2022
Number of people	12	11	11
Direct or indirect compensation	16.1	13.9	12.4
Pension expenses (a)	1.1	3.5	1.9
Share-based payments expense (IFRS 2) (b)	13.1	8.7	7.7

(a)

The benefits provided for Executive Officers of the Company and the members of the Board of Directors who are employees of the Company include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent a commitment of $72.6 million as of December 31, 2024 (against $82.9 million as of December 31, 2023 and $64.3 million as of December 31, 2022). Converted into Euros, this commitment amounts to €69.9 million as of December 31, 2024 (against €75 million as of December 31, 2023 and €60.3 million as of December 31, 2022). The decrease of the commitment is mainly due to the increase in the discount rate despite the changes among the number executives (two new entries and one retirement).

(b)

Share-based payments expense computed for the Executive Officers and the members of the Board of Directors who are employees of TotalEnergies and based on the principles of IFRS 2 “Share-based payments” described in Note 9.